Taxes - Schedule of Significant Components of Deferred Tax (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)
Schedule of Significant Components of Deferred Tax [Line Items]
Balance at beginning	$ 850,181	$ 109,231	$ 2,070,632	$ 266,035	$ 3,571,510	$ 458,868
Recognized in the income statement	977,832	125,632	(166,819)	(21,433)	(1,500,878)	(192,833)
Less: valuation allowance	(886,554)	(113,905)	(1,053,632)	(135,371)
Balance at ending	941,459	$ 120,958	850,181	$ 109,231	2,070,632	$ 266,035
Acceleration of depreciation on property and equipment [Member]
Schedule of Significant Components of Deferred Tax [Line Items]
Balance at beginning	826,338		869,259		898,716
Recognized in the income statement	(119,625)		(42,921)		(29,457)
Less: valuation allowance
Balance at ending	706,713		826,338		869,259
Allowance for expected credit losses [Member]
Schedule of Significant Components of Deferred Tax [Line Items]
Balance at beginning	197,559
Recognized in the income statement	125,360		197,559
Less: valuation allowance
Balance at ending	322,919		197,559
Provision for employee benefits [Member]
Schedule of Significant Components of Deferred Tax [Line Items]
Balance at beginning	(173,716)
Recognized in the income statement	85,543		(173,716)
Less: valuation allowance
Balance at ending	(88,173)		(173,716)
Tax losses [Member]
Schedule of Significant Components of Deferred Tax [Line Items]
Balance at beginning			1,201,373		2,672,794
Recognized in the income statement	886,554		(147,741)		(1,471,421)
Less: valuation allowance	(886,554)		(1,053,632)
Balance at ending					$ 1,201,373